Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Trade receivables, related party receivables	$ 0.5	$ 3.7
Accrued contract receivables, related party receivables	3.3	0
Other receivables and current assets, related party receivables	5.5	0.7
Current portion of long-term debt and short-term financings, related party debt	$ 0	$ 0.5
Ordinary shares, par value (in pounds per share)	$ 0.05	$ 0.05
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	61,790,985	38,341,760
Ordinary shares, outstanding	61,790,985	38,341,760